Leases	12 Months Ended
Dec. 31, 2022
Leases
Note 5. Leases
Leases primarily pertain to certain controlled aircraft, corporate headquarters, and operational facilities, including space in aircraft hangars, which are accounted for as operating leases.
The operating lease cost for noncancelable aircraft and
non-aircraft
lease agreements recognized for the year ended December 31, 2022 and 2021 was $1.7 million and $2.5 million respectively. Upon adoption of ASC 842 on January 1, 2022, the Company recognized an operating lease right-of-use
asset of $0.8 million and a corresponding lease liability of $0.8 million, using a discount rate of 7.5%, which reflects the Company’s incremental borrowing rate for a similar asset and similar term as of the date of adoption. The Company elects not to record operating lease right-of-use
assets and lease liabilities for leases with a term of less than 12 months.
Operating Lease Commitments — Aircraft
As of December 31, 2022 and 2021, the Company had four noncancellable aircraft operating lease agreements for Pilatus
PC-12
aircraft with Park Lane Investments, LLC (“Park Lane”) a related party of the Company (see Note 15,
Related Party Balances and Transactions).
The leases expire in July 2023.
The Company recorded rent expense of $1.2 million and $1.9 million related to aircraft leases for the year ended December 31, 2022 and 2021, respectively, and was recorded as part of Cost of Revenue, exclusive of depreciation and amortization in the Company’s Consolidated Statements of Operations.
Future minimum payments under noncancelable aircraft operating lease agreements under ASC 842 as of December 31, 2022 are $0.7 million, all expected to be paid in 2023.
Operating Lease
Commitments — Non-Aircraft
The Company’s
non-aircraft
leases include the corporate headquarters and aircraft hangars. These leases do not have significant rent escalation, holidays, concessions, leasehold improvement incentives, or other build-out
clauses. Further, the leases do not contain contingent rent provisions or renewal options. Per
ASC 842-20-50-9,
the leases include both lease components (e.g., fixed payments including rent) and non-lease
components (e.g., common-area or other maintenance costs), which are accounted for as a single lease component, as the Company has elected the practical expedient to group lease and non-lease
components into a single lease component for all leases.
At December 31, 2022 and 2021, Surf Air leased aircraft
hangar/tie-down
space and related office space for operations via various rental agreements at four and six locations, respectively. The Company recorded rent expense in the amount of $0.5 million and $0.6 million for the years ended December 31, 2022 and 2021, respectively, related to these agreements.

Future minimum payments under noncancelable
non-aircraft
operating lease agreements, was $0.5 million and $0.9 million as of December 31, 2022 and 2021, respectively. At the conclusion of the original lease terms in 2022, the Tahoe Terminal lease was extended through July 2023, the Hawthorne Headquarters office lease was extended through January 2025, and the remainder of the leases were extended on a month-to-month
basis.
Supplemental information related to the operating leases is as follows (
in thousands
):

December 31, 2022
Assets
Operating lease right-of-use assets	$1,143
Liabilities
Lease liabilities (short-term)	903
Lease liabilities (long-term)	246

Total operating lease liabilities	$1,149

Future minimum payments under noncancelable aircraft and
non-aircraft
operating lease agreements under ASC 840 as of December 31, 2021 are as follows (
in thousands
):

Amount
2022	$1,578
2023	940
2024	229
2025	19
2026	—

Total	$2,766

Southern Airways Corporation
Leases
Note 13. Leases
The Company leases aircraft, airport passenger terminal space, portions of and full aircraft hangars and other airport facilities, other commercial real estate and office space. Certain of these leases include provisions for variable lease payments which are based on several factors, including, but not limited to, relative leased square footage, passenger facility charges, terminal equipment usage fees, departures, and airports’ annual operating budgets. Due to the variable nature of the rates, these leases are not recorded on the Company’s Consolidated Balance Sheet as a right-of-use
asset and lease liability, rather the lease costs are expensed as incurred. For leases with terms greater than 12 months, the Company records the related right-of-use
asset and lease liability at the present value of fixed lease payments over the lease term. To the extent a lease agreement includes an extension option that is reasonably certain to be exercised, the Company has recognized those amounts as part of our right-of-use
assets and lease liabilities. Leases with an initial term of 12 months or less with purchase options or extension options that are not reasonably certain to be exercised are not recorded on the balance sheet. The Company combines lease and non-lease
components, such as common area maintenance costs, in calculating the right-of-use
assets and lease liabilities for all leases.
Upon adoption of ASC 842 on January 1, 2022, the Company recognized an operating lease right-of-use
asset of $11.2 million and a corresponding lease liability of $11.9 million, offset by the derecognition of deferred rent in the amount of $0.7 million, using discount rates between 6.7% and 8.9%, and recognized a finance lease right-of-use
asset of $2.0 million and a corresponding lease liability of $2.0 million, using discount rates between 4.8% and 9.8%. The interest rates for both operating and finance right-of-use
assets reflects the Company’s incremental borrowing rates for a similar asset, adjusted for duration of term and the quality of collateral as of the date of adoption.
Operating Leases
The Company leased various aircraft, airport passenger terminal space, space at aircraft hangars and other airport facilities, other commercial real estate, and offices under non-cancelable
leases. Many of the Company’s operating leases require the Company to pay all taxes, maintenance, insurance, and other operating expenses. Lease cost is recognized on a straight-line basis over the lease term. Aggregate lease cost is recorded in Aircraft rent, Airport-related expenses, and Other Operating Expenses on the Company’s Consolidated Statement of Operations.
Aircraft Leases
The Company had 27 operating leases of aircraft at December 31, 2022, of which ten of the aircraft leases were from three related parties, Schuman Aviation Ltd., JA Flight Services, and BAJ Flight Services LLC (see Note 18,
Related Party Transactions
). The leases generally range in term from
three
to five years, and generally have
non-escalating
rent payments. The variable utilization payments are based on a rate per flight hour and included in variable lease cost as of December 31, 2022.
Non-Aircraft
Leases
The Company’s
non-aircraft
lease assets include space at three airport terminals, space at three aircraft hangars, a corporate office and a jet refueling truck.

Supplemental balance sheet information related to leases is as follows
(in thousands)
:

Operating Leases	Classification	As of December 31, 2022
Assets
Right-of-use assets	Operating lease right-of-use assets	$15,149
Liabilities
Current lease liabilities	Operating lease liabilities	3,302
Current lease liabilities	Current portion due to related parties	1,772
Non-current lease liabilities	Long-term operating lease liabilities	8,452
Non-current lease liabilities	Due to related parties, net of current portion	2,606

Total lease liabilities		16,132

Lease term and discount rate were as follows:

As of December 31, 2022
Weighted average remaining lease term	3.4 years
Weighted average discount rate	8.45%
The components of lease cost are as follows
(in thousands)
:

Lease Cost	Classification	Year ended December 31, 2022
Operating lease cost — aircraft	Aircraft rent	$4,483
Operating lease cost — non-aircraft	Airport-related and other operating expenses	380
Short-term lease cost	Airport-related and other operating expenses	2,416
Variable lease cost	Aircraft rent	922
Engine reserves	Aircraft rent	2,727

Total lease cost		$10,928

Supplemental disclosures of cash flow and other information related to leases are as follows
(in thousands)
:

Year ended December 31, 2022
Cash paid for operating lease liabilities	$5,217
Non-cash transactions — operating lease assets obtained in exchange for operating lease liabilities	8,968

Maturities of operating lease liabilities are as follows as of December 31, 2022
(in thousands)
:

Amount
2023	$6,197
2024	5,265
2025	3,809
2026	2,351
2027	936
Thereafter	—

Total lease payment, undiscounted	18,558
Less: imputed interest	2,426

Total	$16,132

Maturities of operating lease liabilities were as follows as of December 31, 2021 under ASC 840
(in thousands)
:

Amount
2022	$4,586
2023	4,374
2024	2,889
2025	1,239
2026	465

Total	$13,553

Finance Leases
The Company’s finance lease assets include one aircraft, camera equipment, and a vehicle.
Supplemental balance sheet information related to leases is as follows
(in thousands)
:

As of December 31, 2022
Assets
Finance lease right-of-use assets	$1,546
Liabilities
Finance lease liabilities	134
Long-term finance lease liabilities	1,838

Total finance lease liabilities	$1,972

Lease term and discount rate are as follows:

As of December 31, 2022
Weighted average remaining lease term	3.1 years
Weighted average discount rate	9.71%

Supplemental disclosures of cash flow and other information related to leases are as follows
(in thousands)
:

Year Ended December 31, 2022
Cash paid for finance lease liabilities	323
Supplemental information related to the finance leases is as follows:
As of December 31, 2021, three capital leased assets, consisting of one aircraft, camera equipment, and one vehicle were included in property and equipment, net on the Consolidated Balance Sheet at a combined cost of $2.4 million with accumulated amortization of $354 thousand.
Maturities of finance lease liabilities are as follows as of December 31, 2022
(in thousands)
:

Amount
2023	$323
2024	323
2025	312
2026	1,526
2027	—

Total lease payment, undiscounted	2,484
Less: imputed interest	512

Total	$1,972

Maturities of capital lease liabilities were as follows as of December 31, 2021 under ASC 840
(in thousands)
:

Amount
2022	$323
2023	323
2024	323
2025	312
Thereafter	1,526

Total lease payment, undiscounted	$2,807
Less: imputed interest	704

Total	$2,103